Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 01, 2012
Dreyfus Conservative Allocation Fund (Prospectus Summary): | Dreyfus Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	DREYFUS CONSERVATIVE ALLOCATION FUND
Supplement Text	ck0000737520_SupplementTextBlock

November 9, 2012

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated January 1, 2012

The following supersedes the information contained in the funds' prospectus under the section entitled “Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Large-Cap”:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	For each Fund, Dreyfus Disciplined Stock Fund replaces Dreyfus/The Boston Company Large Cap Core Fund.
Dreyfus Conservative Allocation Fund | Dreyfus Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCALX